Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Brand name	18,458	9,460
Patent	14,208	13,708
Customer relationship	12,978	10,460
Software	9,228	444
Others	562	—
Total cost of intangible assets	55,434	34,072
Less: accumulated amortization	(39,056)	(20,546)
Impairment	(13,526)	(13,526)
Intangible asset	2,852	—